Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the year	¥ 67,015	¥ 73,980	¥ 39,395
Adjustments for:
Income tax expense	36,199	42,790	16,296
Depreciation, depletion and amortization	225,262	232,276	237,807
Capitalized exploratory costs charged to expense	8,900	8,579	9,455
Safety fund reserve	(1,318)	608	327
Share of profit of associates and joint ventures	(8,229)	(11,647)	(5,968)
(Reversal)/accrual of provision for impairment of receivables, net	(1,367)	15	3,254
Write down in inventories, net	1,260	4,230	1,069
Impairment of other non-current assets	22	77	3,784
Loss on disposal of property, plant and equipment	9,809	16,761	4,963
Gain on disposal of other non-current assets	(501)	(501)	(108)
Gain on disposal of subsidiaries	(49)	(45)	(613)
Dividend income	(22)	(52)
Interest income	(3,631)	(3,779)	(2,912)
Interest expense	30,409	22,718	22,841
Changes in working capital:
Accounts receivable, prepayments and other current assets	(5,017)	(9,280)	(3,876)
Inventories	(5,624)	(34,705)	437
Accounts payable and accrued liabilities	27,416	49,127	65,624
Contract liabilities	14,346	892
CASH FLOWS GENERATED FROM OPERATIONS	394,880	392,044	391,775
Income taxes paid	(35,270)	(38,788)	(23,046)
NET CASH FLOWS FROM OPERATING ACTIVITIES	359,610	353,256	368,729
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(319,686)	(267,310)	(229,492)
Acquisition of investments in associates and joint ventures	(4,326)	(2,911)	(3,901)
Acquisition of equity investments measured at fair value through other comprehensive income		(2)
Acquisition of available-for-sale financial assets			(16)
Prepayments on long-term leases	(3,820)	(3,856)	(3,928)
Acquisition of intangible assets and other non-current assets	(3,256)	(4,668)	(3,839)
Acquisition of subsidiaries	(183)
Payments to non-controlling interests due to acquisition of subsidiaries			(1,106)
Proceeds from disposal of property, plant and equipment	1,830	1,616	1,146
Proceeds from disposal of other non-current assets	507	224	921
Interest received	2,860	2,963	2,238
Dividends received	4,865	5,438	7,181
(Increase)/decrease in time deposits with maturities over three months	(11,739)	694	(12,994)
NET CASH FLOWS USED FOR INVESTING ACTIVITIES	(332,948)	(267,812)	(243,790)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term borrowings	(614,525)	(646,396)	(585,660)
Repayments of long-term borrowings	(171,226)	(123,745)	(198,984)
Repayments of lease liabilities	(17,623)
Interest paid	(16,830)	(19,392)	(20,026)
Dividends paid to non-controlling interests	(14,245)	(15,207)	(12,621)
Dividends paid to owners of the Company	(30,684)	(27,369)	(19,626)
Cash paid to acquire non-controlling interests	(1,059)
Capital reduction of subsidiaries	(182)	(86)	(17)
Increase in short-term borrowings	634,896	615,781	610,808
Increase in long-term borrowings	201,562	88,500	128,390
Cash contribution from non-controlling interests	2,640	2,211	1,470
Decrease in other long-term obligations			(480)
NET CASH FLOWS USED FOR FINANCING ACTIVITIES	(27,276)	(125,703)	(96,746)
TRANSLATION OF FOREIGN CURRENCY	1,069	2,513	(3,551)
Increase/(decrease) in cash and cash equivalents	455	(37,746)	24,642
Cash and cash equivalents at beginning of the year	85,954	123,700	99,058
Cash and cash equivalents at end of the year	¥ 86,409	¥ 85,954	¥ 123,700